FINANCIAL LIABILITIES	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
FINANCIAL LIABILITIES	FINANCIAL LIABILITIES

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Current:
Interest rate swaps	$29	$17
Total current financial liabilities	$29	$17

Non-current:
Interest rate swaps	$28	$6
Total non-current financial liabilities	$28	$6
Shares classified as financial liability
The exchangeable shares, class A.2 exchangeable shares and class C shares are classified as liabilities due to their exchangeable and cash redemption features. Upon issuance, these shares were recognized at their fair value. Subsequent to initial recognition, these shares were remeasured to reflect changes in the contractual cash flow associated with the shares. These contractual cash flows were based on the price of one unit of the partnership.
In August 2021, the partnership acquired a controlling interest in Inter Pipeline Ltd. (“IPL”) for consideration comprised of cash, exchangeable shares and class B exchangeable limited partnership units (“BIPC Exchangeable LP Units”) of Brookfield Infrastructure Corporation Exchange Limited Partnership (“BIPC Exchange LP”). BIPC Exchange LP is a subsidiary of the partnership and holders of BIPC Exchangeable LP Units have the right to require the partnership to purchase BIPC Exchangeable LP Units and deliver one exchangeable share for each BIPC Exchangeable LP Unit purchased. During the six-month period ended June 30, 2026, our company issued 48,473 exchangeable shares in connection with exchange requests from BIPC Exchange LP unitholders. Upon issuance, the exchangeable shares were recognized at their fair value.
During the six-month period ended June 30, 2026, BIPC issued 2,982,920 BIPC exchangeable shares under its previously announced “at the market” program (the “BIPC ATM”), and an equivalent number of partnership units were repurchased by Brookfield Infrastructure under its previously announced normal course issuer bid. The issuances were completed on the TSX and NYSE at average prices of C$64.47 and US$47.27, respectively, per exchangeable share, for aggregate gross proceeds of $141 million. Net proceeds from the issuance were $139 million, after deducting agent commission costs of $2 million.
During the six-month period ended June 30, 2026, our shareholders exchanged 8,174 exchangeable shares for an equal number of partnership units. As at June 30, 2026, the exchangeable, class A.2 and class C shares were remeasured to reflect the NYSE closing price of one unit, $36.49 per share. Remeasurement gains or losses associated with these shares are recorded in the Consolidated Statements of Operating Results. Our company declared and paid dividends of $61 million and $122 million on its exchangeable and class A.2 shares outstanding during the three and six-month periods ended June 30, 2026, respectively (2025: $57 million and $114 million). Dividends paid on exchangeable and class A.2 shares are presented as interest expense in the Consolidated Statements of Operating Results.
The following table provides a continuity schedule of outstanding exchangeable shares, class A.2 shares, class B shares, and class C shares along with our corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class A.2 shares outstanding (Shares)	BIHC Class B shares outstanding (Shares)	Class C shares outstanding (Shares)	Shares classified as financial liability (US$ Millions)
Balance at January 1, 2025	119,039,120	13,012,789	3	11,117,660	$4,644
Share issuance	833,272	—	—	—	38
Share issuance - BIPC exchangeable LP unit exchanges	155,557	—	—	—	7
Shares exchanged to units	(45,782)	—	—	—	(1)
Remeasurement of liability	—	—	—	—	441
Balance at December 31, 2025	119,982,167	13,012,789	3	11,117,660	$5,129
Share issuance	2,982,920	—	—	—	139
Share issuance - BIPC exchangeable LP unit exchanges	48,473	—	—	—	2
Shares exchanged to units	(8,174)	—	—	—	—
Remeasurement of liability	—	—	—	—	122
Balance at June 30, 2026	123,005,386	13,012,789	3	11,117,660	$5,392
Similar to exchangeable shares, class B shares are classified as liabilities due to their cash redemption feature. However, class B shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 15, Equity, for further details related to class B shares.